Stock Deposits	6 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Stock Deposits

The Company received deposits for future stock purchases during the year ended March 31, 2014 totaling $147,050. The Company signed subscription agreements with four investors on June 16, 2014 to grant 1,469,000 shares of common stock in exchange for the deposits. The remaining balance as of September 30, 2014 is $0.